INCOME TAXES (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Federal income tax benefit attributable to:
Current operations		$ (6,748)	$ 1,070
Less: valuation allowance			(1,070)
Net provision for Federal income taxes		$ (6,748)